Fair values - Carrying value and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other non-current assets
Held-to-maturity securities	$ 86
Carrying value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	1,704	$ 1,837
Time deposits	1,940	2,717
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	824	104
Receivables under reverse repurchase agreements	268	224
Other short-term investments	3	7
Other non-current assets
Loans granted	30	29
Held-to-maturity securities	80	99
Restricted cash and cash deposits	91	176
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	980	1,427
Long-term debt (excluding capital lease obligations)	5,709	5,889
Non-current deposit liabilities in "Other non-current liabilities"	106	215
Total fair value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	1,704	1,837
Time deposits	1,940	2,717
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	824	104
Receivables under reverse repurchase agreements	268	224
Other short-term investments	3	7
Other non-current assets
Loans granted	31	30
Held-to-maturity securities	86	110
Restricted cash and cash deposits	101	193
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	980	1,431
Long-term debt (excluding capital lease obligations)	5,992	6,058
Non-current deposit liabilities in "Other non-current liabilities"	124	244
Total fair value | Level 1
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	1,704	1,837
Marketable securities and short-term investments (excluding available-for-sale securities)
Other short-term investments	3	7
Other non-current assets
Restricted cash and cash deposits	59	55
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	856	614
Long-term debt (excluding capital lease obligations)	5,208	5,307
Total fair value | Level 2
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Time deposits	1,940	2,717
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	824	104
Receivables under reverse repurchase agreements	268	224
Other non-current assets
Loans granted	31	30
Held-to-maturity securities	86	110
Restricted cash and cash deposits	42	138
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	124	817
Long-term debt (excluding capital lease obligations)	784	751
Non-current deposit liabilities in "Other non-current liabilities"	$ 124	$ 244